Shareholders' equity	12 Months Ended
Dec. 31, 2025
Shareholders' equity
Shareholders' equity

Note 15 — Shareholders’ equity

The Company was established as a holding company under the laws of the Cayman Islands on February 20, 2023. The original authorized number of ordinary shares is 200,000,000 shares with a par value of US$0.01 per share.

On May 23, 2025, the Company’s shareholders authorized and approved a consolidation of the Company’s authorized issued and unissued ordinary shares on an 8:1 basis (“8:1 Share Consolidation”) from 200,000,000 shares to 25,000,000 shares with a par value of US$0.08 per share. In addition, the Company’s shareholders authorized and approved to change the Company’s authorized share capital and reclassify the Company’s share structure (“Change of Authorized Share Capital”). Pursuant to the Change of Authorized Share Capital, the Company’s authorized share capital was increased from US$2,000,000 divided into 25,000,000 ordinary shares of a par value of US$0.08 each, to an aggregate of (i) US$2,000,000 divided into 25,000,000 ordinary shares of a par value of US$0.08 each, and (ii) US$50,000 divided into 500,000,000 shares of a par value of US$0.0001 each, consisting of (a) 395,000,000 Class A ordinary shares of a par value of US$0.0001 each, (b) 75,000,000 Class B ordinary shares of a par value of US$0.0001 each, and (c) 30,000,000 preference shares of a par value of US$0.0001 each, each with such rights and restrictions as set forth in the Company’s second amended and restated memorandum and articles of association. Immediately following in the Change of Authorized Share Capital, the Company issued (i) an aggregate of approximately 2,014,893 Class A ordinary shares of a par value of US$0.0001 each to all existing shareholders of the Company, other than JD LIYUAN LIMITED, pro rata based on their existing shareholding percentages, and (ii) 1,052,063 Class B ordinary shares of a par value of US$0.0001 each to JD LIYUAN LIMITED (together, the “Issuance of Dual Class Shares”). Such issuances did not affect the relative shareholding percentages of any shareholder in the Company. Following the Issuance of Dual Class Shares, the Company repurchased all of the approximately 3,066,935 issued ordinary shares of a par value of US$0.08 each held by its shareholders and simultaneously cancelled such shares and the Company cancelled all 25,000,000 of its remaining authorized but unissued ordinary shares of a par value of US$0.08 each. As a result of the 8:1 Share Consolidation, Change of Authorized Share Capital and the Issuance of Dual Class Shares, the Company’s authorized share capital became US$50,000 divided into 500,000,000 shares of a par value of US$0.0001 each, consisting of 395,000,000 Class A ordinary shares of a par value of US$0.0001 each, 75,000,000 Class B ordinary shares of a par value of US$0.0001 each, and 30,000,000 preference shares of a par value of US$0.0001 each. Holders of Class A ordinary shares of a par value of US$0.0001 each and Class B ordinary shares of a par value of US$0.0001 each have the same rights except for voting and conversion rights. In respect of matters requiring a vote of all shareholders, each holder of Class A ordinary shares of a par value of US$0.0001 each is entitled to one vote per share and each holder of Class B ordinary shares of a par value of US$0.0001 each is entitled to 50 votes per share. As of the date of this report, the Company has not issued any Preference shares.

On July 15, 2025, the Company adopted the 2025 Equity Incentive Plan, pursuant to which, on the same date, the Company issued an aggregate of 302,230 Class A ordinary shares, par value US$0.0001 per share, to its employees for their services rendered to the Company.

On September 11, 2025 and September 24, 2025, the Company entered into certain securities purchase agreements (the “September SPAs”) with certain investors (the “September Purchasers”). Pursuant to the September SPAs, the Company agreed to sell, and the September Purchasers agreed to purchase, an aggregate of 10,700,000 Class A ordinary shares of the Company, par value US$0.0001 per share, with the purchase price of US$0.58 per share (the “September Offering”), for gross proceeds of US$6,206,000.

On December 11, 2025, the Company entered into certain securities purchase agreements (the “December SPAs”) with certain investors (the “December Purchasers”). Pursuant to the December SPAs, the Company agreed to sell, and the December Purchasers agreed to purchase, an aggregate of 9,300,000 Class A ordinary shares of the Company, par value US$0.0001 per share, with the purchase price of US$0.58 per share (the “December Offering”), for gross proceeds of US$5,394,000.

Note 15 — Shareholders’ equity (continued)

On March 11, 2026, the Company’s shareholders authorized and approved a consolidation of the Company’s authorized issued and unissued ordinary shares that every 25 issued and unissued Class A ordinary share of a par value of US$0.0001 each in the Company’s share capital, every 25 issued and unissued Class B ordinary share of a par value of US$0.0001 each in the Company’s share capital, and every 25 issued and unissued preference share of a par value of US$0.0001 each in the Company’s share capital, be consolidated into one Class A ordinary share of a par value of US$0.0025 each, one Class B ordinary share of a par value of US$0.0025 each and one preference share of a par value of US$0.0025 each, respectively (each a “Consolidated Share”) and each such Consolidated Share shall rank pari passu in all respects with each other and have the rights and privileges and be subject to the restrictions as contained in the amended and restated memorandum and articles of association of the Company (the “25:1 Share Consolidation,” together with the 8:1 Share Consolidation, the “Share Consolidations”). As a result of the 25:1 Share Consolidation, the authorized share capital of the Company was changed to US$50,000 divided into 20,000,000 ordinary shares of a par value of US$0.0025 each, consisting of (a) 15,800,000 Class A ordinary shares of a par value of US$0.0025 each, (b) 3,000,000 Class B ordinary shares of a par value of US$0.0025 each, and (c) 1,200,000 preference shares of a par value of US$0.0025 each. The 25:1 Shares Consolidation was effected on March 23, 2026.

As of December 31, 2024 and 2025, 80,596 and 892,686 Class A Ordinary Shares and 42,083 and 42,083 Class B Ordinary Shares were issued and outstanding, respectively. The shares are presented on a retroactive basis to reflect the Share Consolidations, Change of Authorized Share Capital and Issuance of Dual Class Shares.

Additional paid-in capital

As of December 31, 2024, additional paid-in capital in the consolidated balance sheet represented the net proceeds from the initial public offering and the underwriters’ exercise of an over-allotment option after deducting underwriting discounts and the offering expenses payable. As of December 31, 2025, additional paid-in capital in the consolidated balance sheet represents the net proceeds from the September Offering and December Offering.

Statutory reserves and restricted net assets

The Group is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Company’s board of directors. The statutory reserve as determined pursuant to PRC statutory laws totaled approximately RMB2,054,975 and RMB2,111,434 (US$301,802) as of December 31, 2024 and 2025, respectively.

Because the Group’s operating subsidiaries in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Group’s operating subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Group. The restricted amounts include the paid-in capital and statutory reserves of the Group’s entities in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Group’s operating subsidiaries in the PRC not available for distribution, was RMB4,784,059 and RMB4,840,518 (US$691,888) as of December 31, 2024 and 2025, respectively.

Ordinary shares subscribed

Subscribed shares are shares that shareholders have promised to buy. As of December 31, 2024 and 2025, the total number of shares that shareholders have promised to buy were issued and outstanding. The shares are presented on a retroactive basis to reflect the Share Consolidations, Change of Authorized Share Capital and Issuance of Dual Class Shares. The total number of shares that shareholders have promised to buy are fully paid as of March 6, 2026.